Note 10 - Share-based Compensation	12 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(
1
0
) Share-Based Compensation

For the
fiscal years ended
June 30, 2017
and
2016,
the Company recorded share-based compensation expense related to grants from equity incentive plans of
$1.9
million and
$2.0
million, respectively.
No
income tax benefit was recognized in the statements of operations and no
share-based compensation expense was capitalized as part of any assets for the fiscal years ended
June 30, 2017
and
2016.

In
November 2016,
the Company’s stockholders approved the
2016
Equity Incentive Plan (
“2016
Equity Plan”), which replaced and superseded our amended
2007
Omnibus Equity and Incentive Plan (“Prior Plan”). Under the
2016
Equity Plan all outstanding awards under the Prior Plan will become available for issuance under the
2016
Equity Plan if such awards are forfeited or otherwise terminate.

Stock Options
.
The fair value of each stock option award was estimated at its respective date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Years Ended June 30,
	201 7	201 6
R isk-free interest rate	1.23%	1.40%
Dividend yield	—	—
Expected volatility	.67	.75
Expected life of options (years)	3.6	4.8
F air value of options granted	$0.47	$1.26

The risk-free rate interest rate is based on the expected life of the option and the corresponding U.S
. Treasury bond, which in most cases is the U.S.
five
year Treasury bond. The expected term of stock options granted is derived from actual and expected option behavior and represents the period of time that options granted are expected to be outstanding. Expected volatility is based on the historical volatility of the Company’s publicly traded common stock.

The following table summarizes the stock option activity for the fiscal years end
June 30, 2017
and
2016:

	Number of	Weighted Average Exercise Price	Weighted-Average Remaining Contractual	Aggregate Intrinsic Value
	Stock Options	Per Option	Term	($0000)

Balance at June 30, 201 5	3,364,117	$5.58	7.9	$—
Granted	1,636,667	2.17
Exercised	—	—
Forfeited or expired	(249,361)	12.77

Balance at June 30, 201 6	4,751,423	4.07	6.6	$—
Granted	3,582,000	0.90
Exercised	—	—
Forfeited	(489,543)	2.33
E xpired	(277,238)	11.64
Balance at June 30, 2017	7,566,642	$2.40	7.7	$—

The total intrinsic value of stock options exercised during the fiscal years ended
June 30, 2017
and
2016
was zero, and
no
cash proceeds were received by the Company. Further,
no
actual tax benefits were realized, as the Company currently records a full valuation allowance for all tax benefits due to uncertainties with respect to its ability to generate sufficient taxable income in the future.

The following tables summarize information relating to outstanding and exercisable stock options as of
June 30, 2017:

			June 30, 201 7
			Outstanding			Exercisable
Exercise Prices			Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
				(In Years)
$0.49	—	$1.21	2,272,000	9.76	$0.65	-	$-
$1.30	—	$1.95	1,607,467	9.01	1.38	243,217	1.51
$2.02	—	$6.11	3,558,940	5.90	3.02	2,470,156	3.27
$6.65	—	$34.86	128,235	2.32	29.14	128,235	29.14
			7,566,642	7.66	$2.40	2,841,608	$4.28

Restricted Stock Awards.
A summary of the Company’s outstanding restricted stock activity for the fiscal years ended
June 30, 2017
and
2016
is as follows:

		Weighted-Average
		Grant Date
	Shares	Fair Value
Outstanding at June 30, 2015	8,750	$3.93
Granted	—	—
Forfeited	—	—
Outstanding at June 30, 201 6	8,750	3.93
Granted	—	—
Released	(8,750)	3.93
Forfeited	—	—
Outstanding at June 30, 201 7	—	$—

Restricted
Stock Units
and Market Stock Units (MSUs).
A summary of the Company’s outstanding restricted stock and market stock unit (MSU) activity for the fiscal years ended
June 30, 2017
and
2016
is as follows:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at June 30, 201 5	96,581	$3.23
Awarded	2,500	2.49
Released	(45,716)	2.44
Forfeited	(6,334)	2.41
Unvested at June 30, 2016	47,031	7.69
Awarded	—	—
Released	—	—
Forfeited	(47,031)	7.69
Outstanding at June 30, 2017	—	$—

In
December 2013,
the Company awarded
108,133
MSUs to employees that
could have vested on
January 1, 2017.
The vesting of these awards was subject to the respective employee’s continued employment through this settlement period. The number of MSUs granted represented the target number of units that are eligible to be earned based on the attainment of certain market-based criteria involving the Company’s stock price. The stock price criteria was not
met and the MSUs were forfeited at
January 1, 2017.
Compensation expense, including the effect of forfeitures, was recognized over the applicable service period.

As of
June 30,
2017
and
2016
there was
$2.0
and
$2.6
million, respectively, of unrecognized share-based compensation expense related to all unvested share-based awards, discounted for future forfeitures. This balance is expected to be recognized over a weighted-average period of
1.4
years.